Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Regulatory Capital Ratios
TABLE 23	Regulatory Capital Ratios

	U.S. Bancorp		U.S. Bank National Association
At December 31 (Dollars in Millions)	2017	2016	2017	2016
Basel III transitional standardized approach:
Common equity tier 1 capital	$34,369	$33,720	$37,586	$36,914
Tier 1 capital	39,806	39,421	37,701	37,114
Total risk-based capital	47,503	47,355	45,466	44,853
Risk-weighted assets	367,771	358,237	361,973	352,023
Common equity tier 1 capital as a percent of risk-weighted assets	9.3%	9.4%	10.4%	10.5%
Tier 1 capital as a percent of risk-weighted assets	10.8	11.0	10.4	10.5
Total risk-based capital as a percent of risk-weighted assets	12.9	13.2	12.6	12.7
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.9	9.0	8.6	8.6
Basel III transitional advanced approaches:
Common equity tier 1 capital	$34,369	$33,720	$37,586	$36,914
Tier 1 capital	39,806	39,421	37,701	37,114
Total risk-based capital	44,477	44,264	42,414	41,737
Risk-weighted assets	287,211	277,141	281,659	271,920
Common equity tier 1 capital as a percent of risk-weighted assets	12.0%	12.2%	13.3%	13.6%
Tier 1 capital as a percent of risk-weighted assets	13.9	14.2	13.4	13.6
Total risk-based capital as a percent of risk-weighted assets	15.5	16.0	15.1	15.3

Bank Regulatory Capital Requirements

	Minimum	Well- Capitalized
2017
Common equity tier 1 capital as a percent of risk-weighted assets	5.750%	6.500%
Tier 1 capital as a percent of risk-weighted assets	7.250	8.000
Total risk-based capital as a percent of risk-weighted assets	9.250	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000
2016
Common equity tier 1 capital as a percent of risk-weighted assets	5.125%	6.500%
Tier 1 capital as a percent of risk-weighted assets	6.625	8.000
Total risk-based capital as a percent of risk-weighted assets	8.625	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000

Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2017				2016
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	–	–	–	–	43,400	1,085	10	1,075
Series H	20,000	500	13	487	20,000	500	13	487
Series I	30,000	750	5	745	30,000	750	5	745
Series J	40,000	1,000	7	993	–	–	–	–
Total preferred stock(a)	186,510	$5,601	$182	$5,419	189,910	$5,686	$185	$5,501
(a)	The par value of all shares issued and outstanding at December 31, 2017 and 2016, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2017	49	$2,622
2016	61	2,600
2015	52	2,246

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For- Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2017
Balance at beginning of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)
Changes in unrealized gains and losses	178	–	(5)	(41)	–	132
Foreign currency translation adjustment(a)	–	–	–	–	(2)	(2)
Reclassification to earnings of realized gains and losses	(57)	(13)	30	117	–	77
Applicable income taxes	(47)	5	(9)	(29)	4	(76)

Balance at end of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)

2016
Balance at beginning of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)
Changes in unrealized gains and losses	(858)	–	74	(255)	–	(1,039)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(1)	–	–	–	–	(1)
Foreign currency translation adjustment(a)	–	–	–	–	(28)	(28)
Reclassification to earnings of realized gains and losses	(22)	(18)	124	163	–	247
Applicable income taxes	339	7	(76)	35	–	305

Balance at end of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)

2015
Balance at beginning of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)
Changes in unrealized gains and losses	(457)	–	(25)	(142)	–	(624)
Foreign currency translation adjustment(a)	–	–	–	–	20	20
Reclassification to earnings of realized gains and losses	–	(25)	195	223	–	393
Applicable income taxes	176	9	(65)	(31)	(1)	88

Balance at end of period	$111	$36	$(67)	$(1,056)	$(43)	$(1,019)
(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2017	2016	2015
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$57	$27	$1	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	–	(5)	(1)

	57	22	–	Total before tax
	(22)	(9)	–	Applicable income taxes

	35	13	–	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	13	18	25	Interest income
	(5)	(7)	(9)	Applicable income taxes

	8	11	16	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(30)	(124)	(195)	Interest expense
	11	48	75	Applicable income taxes

	(19)	(76)	(120)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(117)	(163)	(223)	Employee benefits expense
	45	63	85	Applicable income taxes

	(72)	(100)	(138)	Net-of-tax

Total impact to net income	$(48)	$(152)	$(242)

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2017	2016

Basel III transitional standardized approach:
Common shareholders’ equity	$43,621	$41,797
Less intangible assets
Goodwill (net of deferred tax liability)	(8,613)	(8,203)
Other disallowed intangible assets	(466)	(427)
Other(a)	(173)	553

Total common equity tier 1 capital	34,369	33,720
Qualifying preferred stock	5,419	5,501
Noncontrolling interests eligible for tier 1 capital	117	203
Other(b)	(99)	(3)

Total tier 1 capital	39,806	39,421
Eligible portion of allowance for credit losses	4,417	4,357
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,280	3,576
Other	–	1

Total tier 2 capital	7,697	7,934

Total risk-based capital	$47,503	$47,355

Risk-weighted assets	$367,771	$358,237

Basel III transitional advanced approaches:
Common shareholders’ equity	$43,621	$41,797
Less intangible assets
Goodwill (net of deferred tax liability)	(8,613)	(8,203)
Other disallowed intangible assets	(466)	(427)
Other(a)	(173)	553

Total common equity tier 1 capital	34,369	33,720
Qualifying preferred stock	5,419	5,501
Noncontrolling interests eligible for tier 1 capital	117	203
Other(b)	(99)	(3)

Total tier 1 capital	39,806	39,421
Eligible portion of allowance for credit losses	1,391	1,266
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,280	3,576
Other	–	1

Total tier 2 capital	4,671	4,843

Total risk-based capital	$44,477	$44,264

Risk-weighted assets	$287,211	$277,141
(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc., and the portion of deferred tax assets related to net operating loss and tax credit carryforwards not eligible for common equity tier 1 capital.
(b)	Includes the remaining portion of deferred tax assets not eligible for total tier 1 capital.